Financial instruments (Details 27) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	$ 179,205,000	$ 374,707
Current, total financial liabilities	187,345,000	417,973,000
Non-current financial liabilities at fair value through profit or loss		1,031,507,000
Non-current, total financial liabilities		1,031,507,000
Financial liabilities at fair value through profit or loss	1,497,554,000	1,406,214	$ 0
Total, total financial liabilities	1,733,080,000	1,496,360,000
Financial liabilities at fair value through profit or loss [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	8,140,000	43,266
Non-current financial liabilities at amortised cost		0
Financial liabilities at amortised cost	20,173,000	43,266
Total, total financial liabilities	2,855,000	5,979,000
Bank borrowings [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	163,568,000	163,568,000
Current financial liabilities at fair value through profit or loss	300,000	163,568,000
Non-current financial liabilities at fair value through profit or loss		0
Total, total financial liabilities	69,170,000	163,568,000
Bonds issued [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	15,145,000	13,494,000
Non-current financial liabilities at fair value through profit or loss		1,031,507,000
Total, total financial liabilities	1,264,624,000	1,045,001,000
Trade and other payables [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	163,751,000	196,280,000
Non-current financial liabilities at fair value through profit or loss		0
Total, total financial liabilities	163,751,000	196,280,000
Hedging liabilities [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	5,285,000	37,287,000
Non-current financial liabilities at amortised cost		0
Financial liabilities at amortised cost	17,318,000	37,287,000
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	2,855,000	5,979,000
Non-current financial liabilities at amortised cost		0
Financial liabilities at amortised cost	$ 2,855,000	$ 5,979,000